Schedule of Maturities of Long-term Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 03, 2016
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date	Jun. 02, 2023
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Less current portion of notes payable and long-term debt	$ (92,726)	$ (139,538)	$ (223,217)
Notes payable and other long-term debt			221,300
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Fiscal 2023		139,538
Total	92,726	139,538
Fiscal 2023	92,726
Notes Payable & Other Long-term [Member]
Short-Term Debt [Line Items]
Notes payable	$ 92,726	$ 139,538	330,654
Debt Instrument, Maturity Date	Apr. 30, 2023	Apr. 30, 2023
Debt Instrument, Interest Rate, Stated Percentage	3.49%	3.49%
Finance lease obligation (Note 11)			113,863
Total	$ 92,726	139,538	444,517
Less current portion of notes payable and long-term debt	(92,726)	(139,538)	(223,217)
Notes payable and other long-term debt			$ 221,300